Derivative Financial Instruments and Risk Management Policies - Breakdown of Financial Results (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Total	€ 40,652	€ 39,993	€ 39,277
Subtotal	399	1,012
Financial expenses on lease liabilities (see Note 20)	(445)	(365)
Subtotal	(3,014)	(3,030)	(2,028)
Increase (reduction) to finance income due to decisions with tax authorities		139	90
Telefonica de Argentina, SA
Disclosure of financial assets [line items]
Impact of hyperinflation on net monetary position on financial income	48	39	25
Derivative instruments
Disclosure of financial assets [line items]
Interest income	516	384	191
Dividends received	29	25	14
Other financial income	349	894	174
Total	894	1,303	379
Changes in fair value of asset derivatives at fair value through profit or loss	114	377	132
Changes in fair value of liability derivatives at fair value through profit or loss	(42)	(861)	(24)
Changes in the fair value of debt instruments and other assets at fair value to profit or loss	4	8	0
Transfer from equity of results of cash flow hedges - future cash flows that are no longer expected to happen	0	(2)	0
(Loss)/Gain on fair value hedges	246	(1,818)	(517)
Gain/(loss) on adjustment to items hedged by fair value hedges	(292)	1,763	527
Subtotal	30	(533)	118
Interest expenses	(1,606)	(1,548)	(1,290)
Financial expenses on lease liabilities (see Note 20)	(435)	(393)	(274)
Ineffective portion of cash flow hedges	(12)	(15)	(41)
Accretion of provisions and other liabilities	(489)	276	(169)
Other financial expenses	(297)	(317)	(137)
Subtotal	(2,839)	(1,997)	(1,911)
Net finance costs excluding foreign exchange differences and hyperinflation adjustments	(1,915)	(1,227)	€ (1,414)
Derivative instruments | Spain
Disclosure of financial assets [line items]
Other financial income		€ 526
Derivative instruments | Telefónica Brazil
Disclosure of financial assets [line items]
Other financial income	€ 46